UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22118

                                                         Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

                        Plaza 10, Suite 800, Jersey City, NJ       07311

(Address of principal executive offices)          (Zip code)

William Murphy
Unified Fund Services, Inc.

2960 N. Meridian, Ste 300

Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      10/31

Date of reporting period:     07/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
July 31, 2008
(Unaudited)

Common Stocks - 99.62%	Shares	Value

Air Courier Services - 0.97%
FedEx Corp.	794	$ 62,599

Aircraft Engines & Engine Parts - 2.08%
United Techologies Corp.	2,100	134,358

Biological Products - 1.16%
Amgen, Inc. (a)	1,200	75,156

Cigarettes - 2.44%
Philip Morris International, Inc.	3,046	157,326

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.33%
3M Co.	2,141	150,705

Crude Petroleum & Natural Gas - 14.60%
Anadarko Petroleum Corp.	4,300	249,013
Apache Corp.	2,225	249,578
Devon Energy Corp.	3,600	341,604
Occidental Petroleum Corp.	1,300	102,479
		942,674

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.19%
General Electric Co.	5,000	141,450

Electronic Connectors - 0.10%
Tyco International Ltd.	148	6,595

Federal & Federally - Sponsored Credit Agencies - 4.69%
Federal Home Loan Mortgage Corp. (Freddie Mac)	16,100	131,537
Federal National Mortgage Association (Fannie Mae)	14,923	171,614
		303,151

Finance Lessors - 0.76%
CIT Group, Inc.	5,800	49,184

Fire, Marine & Casualty Insurance - 1.93%
Chubb Corp.	2,600	124,904

Food and Kindred Products - 4.19%
Altria Group, Inc.	13,295	270,553

Hospital & Medical Service Plans - 7.61%
Aetna, Inc.	5,000	205,050
UnitedHealth Group, Inc.	10,200	286,416
		491,466

Industrial Inorganic Chemicals - 0.00%
Tronox, Inc. - Class B (b)	6	8

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 99.62% - continued	Shares	Value

Insurance Agents, Brokers & Service - 1.18%
Hartford Financial Services Group, Inc.	1,200	$ 76,068

Metal Mining - 0.35%
BHP Billiton Ltd. (c)	300	22,398

National Commercial Banks - 17.00%
Bank of America Corp.	9,102	299,456
Citigroup, Inc.	5,400	100,926
KeyCorp	12,500	131,875
PNC Financial Services Group, Inc.	3,400	242,386
U.S. Bancorp	4,700	143,867
Wachovia Corp.	10,400	179,608
		1,098,118

Petroleum Refining - 11.29%
Chevron Corp.	2,900	245,224
ConocoPhillips	5,010	408,916
Valero Energy Corp.	2,250	75,173
		729,313

Pharmaceutical Preparations - 8.57%
Eli Lilly & Co.	1,700	80,087
Pfizer, Inc.	12,559	234,477
Wyeth	5,900	239,068
		553,632

Retail - Department Stores - 0.82%
Macy's, Inc.	2,800	52,668

Retail - Lumber & Other Building Materials - 3.27%
Lowe's Companies, Inc.	10,400	211,328

Retail - Miscellaneous Shopping Goods Store - 3.58%
Borders Group, Inc.	3,600	17,640
Staples, Inc.	9,500	213,750
		231,390

Savings Institution, Federally Chartered - 3.36%
Sovereign Bancorp, Inc.	4,552	43,335
Washington Mutual, Inc.	32,600	173,758
		217,093

Search, Detection, Navigation, Guidance, Aeronautical System - 1.04%
Northrop Grumman Corp.	1,000	67,390

Surgical & Medical Instruments & Apparatus - 0.03%
Covidien Ltd.	37	1,822

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 99.62% - continued	Shares	Value

Telephone Communications - 1.43%
Fairpoint Communications, Inc.	71	$ 493
Verizon Communications, Inc.	2,700	91,908
		92,401

Tobacco Products - 1.48%
Imperial Tobacco Group plc (c)	101	7,568
UST, Inc.	1,675	88,122
		95,690

Water Transportation - 1.15%
Carnival Corp.	2,000	73,880

Wholesale - Electronic Parts & Equipment - 0.02%
Tyco Electronics, Ltd.	31	1,027

TOTAL COMMON STOCKS (Cost $7,894,716)		6,434,347

Money Market Securities - 0.44%
Huntington Money Market Fund - Trust Shares, 1.44% (d)	28,654	28,654

TOTAL MONEY MARKET SECURITIES (Cost $28,654)		28,654

TOTAL INVESTMENTS (Cost $7,923,370) - 100.06%		6,463,001

Liabilities in excess of other assets - (0.06)%		(3,961)

TOTAL NET ASSETS - 100.00%		$ 6,459,040

(a) Non-income producing.
(b) Shares received from spinoff of Kerr-McGee Corp.
(c) American Depositary Receipt.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2008.

Tax Related
Unrealized appreciation	$ 963,517
Unrealized depreciation	(2,423,886)
Net unrealized depreciation	$ (1,460,369)

Aggregate cost of securities for income tax purposes	$ 7,923,370

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
July 31, 2008
(Unaudited)

Common Stocks - 95.31%	Shares	Value

Agriculture Chemicals - 2.55%
CF Industries Holdings, Inc.	300	$ 49,038

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 0.97%
Corn Products International, Inc.	400	18,604

Canned Fruits, Vegetables, Preserves Jams & Jellies - 1.90%
J.M. Smucker Co. (The)	750	36,555

Commercial Printing - 1.87%
R.R. Donnelley & Sons Co.	1,350	36,045

Computer Storage Devices - 1.67%
Seagate Technology	2,150	32,185

Crude Petroleum & Natural Gas - 4.93%
Cimarex Energy Co.	500	26,055
Newfield Exploration Co. (a)	650	31,837
Noble Energy, Inc.	500	36,935
		94,827

Dolls & Stuffed Toys - 2.87%
Mattel, Inc.	2,750	55,137

Drawing & Insulating of Nonferrous Wire - 2.25%
General Cable Corp. (a)	750	43,222

Electric & Other Services Combined - 4.26%
Ameren Corp.	750	30,818
Integrys Energy Group, Inc.	1,000	51,060
		81,878

Electric Lighting & Wiring Equipment - 3.62%
Cooper Industries Ltd. - Class A	850	35,844
Hubbell, Inc. - Class B	800	33,728
		69,572

Electric Services - 3.65%
Mirant Corp. (a)	19	582
PPL Corp.	850	39,916
Progress Energy, Inc.	700	29,617
		70,115

Federal & Federally-Sponsored Credit Agencies - 0.89%
Federal Home Loan Mortgage Corp. (Freddie Mac)	2,100	17,157

Finance Lessors - 1.08%
CIT Group, Inc.	2,450	20,776

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.31% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 3.17%
Cincinnati Financial Corp.	723	$ 20,128
HCC Insurance Holdings, Inc.	1,800	40,770
		60,898

Gold and Silver Ores - 2.03%
Yamana Gold, Inc.	3,150	38,965

Guided Missiles & Space Vehicles & Parts - 1.54%
Alliant Techsystems, Inc. (a)	300	29,697

Heating Equipments, Except Electric & Warm Air, & Plumbing Fixtures - 1.49%
Fortune Brands, Inc.	500	28,655

Hospital & Medical Service Plans - 1.35%
CIGNA Corp.	700	25,914

Household Appliances - 0.79%
Whirlpool Corp.	200	15,140

Laboratory Analytical Instruments - 1.32%
Beckman Coulter, Inc.	350	25,319

Life Insurance - 1.03%
Protective Life Corp.	550	19,778

Meat Packing Plants - 1.88%
Hormel Foods Corp.	1,000	36,170

Miscellaneous Fabricated Metal Products - 1.76%
Parker Hannifin Corp.	550	33,924

Miscellaneous Furniture & Fixtures - 1.27%
Kinetic Concepts, Inc. (a)	700	24,465

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.11%
Eaton Corp.	300	21,312

Miscellaneous Metal Ores - 1.78%
Cameco Corp.	950	34,133

Motor Vehicle Parts & Accessories - 1.62%
Autoliv, Inc.	800	31,232

National Commercial Banks - 4.78%
Comerica, Inc.	1,150	33,028
KeyCorp	2,850	30,068
Marshall & Ilsley Corp.	1,899	28,865
		91,961

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.31% - continued	Shares	Value

Oil & Gas Field Services - 2.92%
BJ Services Co.	700	$ 20,580
Superior Energy Services, Inc. (a)	750	35,572
		56,152

Ophthalmic Goods - 1.66%
Cooper Companies, Inc. (The)	950	32,015

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.73%
PPG Industries, Inc.	550	33,352

Paper Mills - 1.15%
International Paper Co.	800	22,176

Pharmaceutical Preparations - 2.58%
Biovail Corp.	2,400	24,360
Mylan, Inc. (a)	1,950	25,292
		49,652

Radio & TV Broadcasting & Communications Equipment - 2.05%
L-3 Communications Holdings, Inc.	400	39,476

Refuse Systems - 0.94%
Allied Waste Industries, Inc. (a)	1,500	18,150

Retail - Apparel & Accessory Stores - 1.50%
Men's Wearhouse, Inc. (The)	1,450	28,870

Retail - Building Materials, Hardware, Garden Supply - 1.94%
Sherwin-Williams Co. (The)	700	37,275

Retail - Family Clothing Stores - 1.31%
TJX Companies, Inc. (The)	750	25,283

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.64%
DRS Technologies, Inc.	400	31,520

Services - Computer Processing & Data Preparation - 2.00%
Affiliated Computer Services, Inc. - Class A (a)	800	38,560

Services - Electric - 2.26%
Edison International	900	43,506

Services - Prepackaged Software - 2.26%
Check Point Software Technologies Ltd. (a)	1,900	43,377

Telephone Communications (No Radiotelephone) - 2.01%
Windstream Corp.	3,250	38,740

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.31% - continued	Shares	Value

Television Broadcasting Stations - 0.85%
CBS Corp. - Class B	1,000	$ 16,360

Water Transportation - 0.93%
Royal Caribbean Cruises Ltd.	700	17,836

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 4.35%
Anixter International, Inc. (a)	400	27,212
Arrow Electronics, Inc. (a)	1,050	33,831
WESCO International, Inc. (a)	600	22,590
		83,633

Wholesale - Groceries & Related Products - 1.80%
SUPERVALU, Inc.	1,350	34,587

TOTAL COMMON STOCKS (Cost $2,186,971)		1,833,194

Real Estate Investment Trusts - 2.87%
Hospitality Properties Trust	700	14,910
Ventas, Inc.	900	40,374

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $57,244)		55,284

Escrow Rights - 0.00%
Southern Energy Escrow Rights (b)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

Money Market Securities - 2.05%
Huntington Money Market Fund - Trust Shares, 1.44% (c)	39,394	39,394

TOTAL MONEY MARKET SECURITIES (Cost $39,394)		39,394

TOTAL INVESTMENTS (Cost $2,283,609) - 100.23%		1,927,872

Liabilities in excess of other assets - (0.23)%		(4,517)

TOTAL NET ASSETS - 100.00%		$ 1,923,355

(a) Non-income producing.

(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.

(c) Variable rate security; the money market rate shown represents the rate at July 31, 2008

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Tax Related
Unrealized appreciation	$ 85,227
Unrealized depreciation	(440,964)
Net unrealized depreciation	$ (355,737)

Aggregate cost of securities for income tax purposes	$ 2,283,609

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
July 31, 2008
(Unaudited)

Common Stocks - 95.76%	Shares	Value

Accident & Health Insurance - 1.03%
StanCorp Financial Group, Inc.	14,600	$ 721,094

Air Transportation, Nonscheduled - 1.06%
Bristow Group, Inc. (a)	16,500	742,335

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 2.58%
Del Monte Foods Co.	95,950	814,616
J.M. Smucker Co. (The)	20,450	996,733
		1,811,349

Cigarettes - 1.61%
Vector Group Ltd.	62,885	1,126,270

Crude Petroleum & Natural Gas - 3.83%
Parallel Petroleum Corp. (a)	38,900	637,182
PetroQuest Energy, Inc. (a)	42,350	883,845
St. Mary Land & Exploration Co.	13,050	555,408
Stone Energy Corp. (a)	11,900	607,138
		2,683,573

Deep Sea Foreign Transportation of Freight - 0.91%
Hornbeck Offshore Services, Inc. (a)	14,354	639,901

Drawing & Insulating of Nonferrous Wire - 0.91%
General Cable Corp. (a)	11,100	639,693

Drilling Oil & Gas Wells - 2.69%
Atwood Oceanics, Inc. (a)	16,100	739,151
Hercules Offshore, Inc. (a)	20,700	516,879
Key Energy Services, Inc. (a)	39,300	631,158
		1,887,188

Electric & Other Services Combined - 2.83%
ALLETE, Inc.	22,250	946,960
Integrys Energy Group, Inc.	20,300	1,036,518
		1,983,478

Electric Housewares & Fans - 1.23%
Helen of Troy Ltd. (a)	41,800	859,408

Electric Services - 1.41%
IDACORP, Inc.	33,100	986,711

Electrical Work - 0.70%
EMCOR Group, Inc. (a)	16,300	490,956

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.76% - continued	Shares	Value

Electromedical & Electrotherapeutic - 0.57%
Syneron Medical Ltd. (a)	28,300	$ 397,332

Fire, Marine & Casualty Insurance - 6.79%
Argo Group International Holdings, Ltd. (a)	20,668	703,539
Endurance Specialty Holdings, Ltd.	22,050	674,730
Hanover Insurance Group, Inc.	22,750	976,430
Platinum Underwriters Holdings, Ltd.	21,000	758,100
Safety Insurance Group, Inc.	25,700	1,091,479
United Fire & Casualty Co.	20,300	551,551
		4,755,829

Gas & Other Services Combined - 1.58%
Vectren Corp.	37,900	1,106,680

Gold and Silver Ores - 2.77%
IAMGOLD Corp.	87,500	579,250
Pan American Silver Corp. (a)	44,050	1,363,347
		1,942,597

Grain Mill Products - 1.43%
Ralcorp Holdings, Inc. (a)	18,550	1,000,958

Hospital & Medical Service Plans - 1.42%
Healthspring, Inc. (a)	51,200	995,840

Industrial Instruments For Measurement, Display, and Control - 2.30%
Esterline Technologies Corp. (a)	15,200	741,456
MKS Instruments, Inc. (a)	42,200	869,320
		1,610,776

Insurance Agents Brokers & Services - 1.38%
Hilb Rogal & Hobbs Co.	22,300	966,705

Life Insurance - 1.63%
IPC Holdings Ltd.	35,550	1,141,155

Machine Tools, Metal Cutting Types - 1.30%
Kennametal, Inc.	30,550	909,168

Manifold Business Forms - 0.93%
Ennis, Inc.	42,400	655,080

Miscellaneous Business Credit Institution - 0.98%
Financial Federal Corp.	29,650	683,433

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.76% - continued	Shares	Value

Miscellaneous Fabricated Metal Products - 1.78%
Barnes Group, Inc.	39,250	$ 886,658
Mueller Water Products, Inc. - Class A	39,850	362,635
		1,249,293

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.78%
Curtiss-Wright Corp.	23,750	1,250,200

Motor Vehicle Parts & Accessories - 0.68%
Tenneco, Inc. (a)	33,300	480,186

Motors & Generators - 2.56%
Baldor Electric Co.	22,800	776,340
Regal-Beloit Corp.	24,450	1,020,787
		1,797,127

National Commercial Banks - 3.51%
City Holding Co.	19,750	878,480
FirstMerit Corp.	47,700	938,736
TCF Financial Corp.	50,500	643,875
		2,461,091

Oil & Gas Field Services - 0.97%
Superior Energy Services, Inc. (a)	14,300	678,249

Ophthalmic Goods - 0.88%
Cooper Companies, Inc. (The)	18,200	613,340

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 1.45%
Blount International, Inc. (a)	89,600	1,015,168

Pharmaceutical Preparations - 1.14%
Sciele Pharma, Inc. (a)	42,700	796,355

Plastics Products - 0.37%
Myers Industries, Inc.	23,350	261,520

Primary Production of Aluminum - 1.88%
Century Aluminum Co. (a)	22,200	1,319,124

Printed Circuit Boards - 1.15%
Park Electrochemical Corp.	31,767	804,976

Radio & TV Broadcasting & Communications Equipment - 1.45%
CommScope, Inc. (a)	22,750	1,014,422

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.76% - continued	Shares	Value
.
Retail - Apparel & Accessory Stores - 1.12%
Hanesbrands, Inc. (a)	21,250	$ 455,600
Men's Wearhouse, Inc. (The)	16,450	327,520
		783,120

Retail - Auto Dealers & Gasoline Stations - 0.97%
Penske Automotive Group, Inc.	51,350	682,955

Retail - Grocery Stores - 2.31%
Ruddick Corp.	19,800	613,008
Weis Markets, Inc.	26,400	1,002,936
		1,615,944

Rolling, Drawing, & Extruding of Nonferrous Metals - 0.26%
RTI International Metals, Inc. (a)	6,800	185,368

Savings Institution, Federally Chartered - 1.09%
MB Financial, Inc.	30,850	762,921

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.96%
DRS Technologies, Inc.	8,550	673,740

Secondary Smelting & Refining of Nonferrous Metals - 0.98%
OM Group, Inc. (a)	20,500	688,800

Security Brokers, Dealers & Flotation Companies - 1.07%
Waddell & Reed Financial, Inc. - Class A	22,450	749,830

Services - Computer Integrated Systems - 1.12%
Jack Henry & Associates, Inc.	36,300	783,717

Services - Engineering Services - 1.13%
URS Corp. (a)	18,900	792,288

Services - Equipment Rental & Leasing - 1.06%
Aaron Rents, Inc.	26,950	740,317

Services - General Medical & Surgical Hospitals - 1.08%
LifePoint Hospitals, Inc. (a)	26,395	755,689

Services - Help Supply Services - 0.61%
Kelly Services, Inc. - Class A	23,150	426,192

Services - Home Health Care Services - 2.28%
Amedisys, Inc. (a)	15,050	965,006
Apria Healthcare Group, Inc. (a)	33,100	635,851
		1,600,857

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.76% - continued	Shares	Value

Services - Motion Picture & Video Tape Production - 1.47%
DreamWorks Animation SKG, Inc. - Class A (a)	34,700	$ 1,030,590

Services - Offices & Clinics of Doctors of Medicine - 1.74%
AmSurg Corp. (a)	45,500	1,219,400

Services - Personal Services - 0.95%
Regis Corp.	23,700	663,363

Services - Prepackaged Software - 1.51%
Sybase, Inc. (a)	31,400	1,055,354

Services - Racing, Including Track Operation - 1.07%
International Speedway Corp. - Class A	20,300	746,837

State Commercial Banks - 1.02%
Boston Private Financial Holdings, Inc.	29,100	227,853
Columbia Banking System, Inc.	32,100	485,031
		712,884

Telephone & Telegraph Apparatus - 1.10%
Plantronics, Inc.	31,800	774,330

Telephone Communications (No Radiotelephone) - 2.79%
Alaska Communications Systems Group, Inc.	72,100	918,554
Iowa Telecommunications Services, Inc.	55,900	1,036,386
		1,954,940

Transportation Services - 1.35%
GATX Corp.	20,850	948,049

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.73%
Anixter International, Inc.	17,850	1,214,335

Wholesale - Groceries & Related Products - 1.37%
Nash Finch Co.	24,250	957,147

Wholesale - Metals & Minerals (No Petroleum) - 0.15%
Uranium Resources, Inc. (a)	36,804	105,259

TOTAL COMMON STOCKS (Cost $71,004,774)		67,102,786

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 0.32%
Ashford Hospitality Trust	43,700	$ 173,489
Gramercy Capital Corp.	7,098	47,982

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $723,266)		221,471

Money Market Securities - 4.07%
Huntington Money Market Fund - Trust Shares, 1.44% (b)	2,853,634	2,853,634

TOTAL MONEY MARKET SECURITIES (Cost $2,853,634)		2,853,634

TOTAL INVESTMENTS (Cost $74,581,674) - 100.15%		70,177,891

Liabilities in excess of other assets - (0.15)%		(104,828)

TOTAL NET ASSETS - 100.00%		$ 70,073,063

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2008.

Tax Related
Unrealized appreciation	$ 3,200,110
Unrealized depreciation	(7,603,893)
Net unrealized depreciation	$ (4,403,783)

Aggregate cost of securities for income tax purposes	$ 74,581,674

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Related Notes to the Schedule of Investments
July 31, 2008
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008 the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Dreman Contrarian Funds
Related Notes to the Schedule of Investments - continued
July 31, 2008
(Unaudited)

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments
July 31, 2008
(Unaudited)

Common Stocks - 100.34%	Shares	Value

Accident & Health Insurance - 1.01%
Assurant, Inc.	160	$ 9,619

Cable & Other Pay Television Services - 1.22%
Liberty Media Corp. - Capital Group - Class A (a)	100	1,554
Liberty Media Corp. - Entertainment Group - Class A (a)	410	10,094
		11,648

Cigarettes - 1.07%
Altria Group, Inc.	500	10,175

Commercial Printing - 0.81%
R.R. Donnelley & Sons Co.	290	7,743

Computer Storage Devices - 1.15%
Western Digital Corp. (a)	380	10,940

Crude Petroleum & Natural Gas - 8.03%
Anadarko Petroleum Corp.	160	9,266
Apache Corp.	100	11,217
Chesapeake Energy Corp.	280	14,042
Devon Energy Corp.	120	11,387
EnCana Corp.	160	11,550
Occidental Petroleum Corp.	150	11,824
XTO Energy, Inc.	150	7,085
		76,371

Drilling Oil & Gas Wells - 3.35%
ENSCO International, Inc.	180	12,445
Noble Corp.	190	9,855
Transocean, Inc. (a)	70	9,522
		31,822

Electric & Other Services Combined - 2.02%
Consolidated Edison, Inc.	240	9,528
Duke Energy Corp.	550	9,669
		19,197

Fats & Oils - 0.87%
Archer-Daniels-Midland Co.	290	8,303

Federal & Federally - Sponsored Credit Agencies - 1.30%
Federal Home Loan Mortgage Corp. (Freddie Mac)	680	5,556
Federal National Mortgage Association (Fannie Mae)	590	6,785
		12,341

Finance Lessors - 0.73%
American Capital Ltd.	340	6,909

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 100.34% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 9.49%
ACE Ltd.	180	$ 9,126
Allstate Corp.	220	10,168
American International Group, Inc.	190	4,950
Chubb Corp.	210	10,088
Cincinnati Financial Corp.	290	8,074
CNA Financial Corp.	320	8,541
Loews Corp.	220	9,803
Progressive Corp.	590	11,947
Travelers Companies, Inc. (The)	210	9,265
W.R. Berkley Corp.	350	8,267
		90,229

Gas & Other Services Combined - 1.06%
Sempra Energy	180	10,109

General Industrial Machinery & Equipment - 0.21%
Ingersoll-Rand Company Ltd. - Class A	56	2,016

Hospital & Medical Service Plans - 3.01%
Aetna, Inc.	255	10,458
CIGNA Corp.	210	7,774
UnitedHealth Group, Inc.	370	10,390
		28,622

Household Appliances - 1.19%
Whirlpool Corp.	150	11,355

Industrial Trucks, Tractors, Trailors & Stackers - 0.90%
Terex Corp. (a)	180	8,519

Insurance Agents, Brokers & Service - 1.88%
Hartford Financial Services Group, Inc.	130	8,241
MetLife, Inc.	190	9,646
		17,887

Life Insurance - 0.95%
Lincoln National Corp.	190	9,063

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.20%
VF Corp.	160	11,453

Metal Mining - 3.07%
BHP Billiton Ltd. (b)	150	11,199
Freeport-McMoRan Copper & Gold, Inc.	100	9,675
Southern Copper Corp.	300	8,334
		29,208

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 100.34% - continued	Shares	Value

Millwood, Veneer, Plywood & Structural Wood Members - 0.82%
Masco Corp.	470	$ 7,750

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.90%
Eaton Corp.	120	8,525

Motorcycles, Bicycles & Parts - 0.96%
Harley-Davidson, Inc.	240	9,082

National Commercial Banks - 10.33%
Bank of America Corp.	280	9,212
Citigroup, Inc.	770	14,391
Comerica, Inc.	270	7,754
JPMorgan Chase & Co.	270	10,970
KeyCorp	910	9,601
PNC Financial Services Group, Inc.	180	12,832
SunTrust Banks, Inc.	180	7,391
U.S. Bancorp	350	10,714
Wachovia Corp.	290	5,008
Wells Fargo & Co.	340	10,292
		98,165

Newspapers: Publishing or Publishing & Printing - 0.55%
Gannett Co., Inc.	290	5,255

Office Machines - 0.97%
Pitney Bowes, Inc.	290	9,190

Oil & Gas Field Machinery & Equipment - 0.73%
National-Oilwell Varco, Inc. (a)	88	6,919

Oil & Gas Field Services - 1.07%
Schlumberger Ltd.	100	10,160

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.02%
PPG Industries, Inc.	160	9,702

Petroleum Refining - 8.60%
Chevron Corp.	120	10,147
ConocoPhillips	130	10,611
Exxon Mobil Corp.	120	9,652
Frontier Oil Corp.	280	5,110
Hess Corp.	120	12,168
Sunoco, Inc.	270	10,965
Tesoro Corp.	500	7,720
Valero Energy Corp.	460	15,369
		81,742

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 100.34% - continued	Shares	Value

Pharmaceutical Preparations - 3.27%
Forest Laboratories, Inc. (a)	280	$ 9,943
Pfizer, Inc.	590	11,015
Wyeth	250	10,130
		31,088

Plastics, Foil & Coated Paper Bags - 1.05%
Celanese Corp. - Class A	260	10,018

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.02%
Dow Chemical Co.	290	9,660

Railroads, Line-Haul Operating - 1.66%
Norfolk Southern Corp.	220	15,822

Retail - Auto & Home Supply Stores - 1.37%
AutoZone, Inc. (a)	100	13,029

Retail - Building Materials, Hardware, Garden Supply - 1.06%
Sherwin-Williams Co. (The)	190	10,118

Retail - Department Stores - 2.83%
J.C. Penney Co., Inc.	270	8,324
Kohl's Corp. (a)	250	10,477
Macy's, Inc.	430	8,088
		26,889

Retail - Family Clothing Stores - 0.94%
Nordstrom, Inc.	310	8,909

Retail - Lumber & Other Building Materials Dealers - 1.88%
Home Depot, Inc.	350	8,341
Lowe's Companies, Inc.	470	9,550
		17,891

Retail - Women's Clothing Stores - 0.99%
Limited Brands, Inc.	570	9,399

Rolling, Drawing, & Extruding of Nonferrous Metals - 1.10%
Alcoa, Inc.	310	10,462

Savings Institution, Federally Chartered - 1.94%
Washington Mutual, Inc.	3,460	18,442

Security Brokers, Dealers & Flotation Companies - 1.24%
Lehman Brothers Holdings, Inc.	180	3,121
Morgan Stanley	220	8,686
		11,807

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 100.34% - continued	Shares	Value

Services - Computer Integrated Systems Design - 1.20%
Computer Sciences Corp. (a)	240	$ 11,369

Special Industry Machinery - 0.93%
Lam Research Corp. (a)	270	8,880

State Commercial Banks - 2.65%
Capital One Financial Corp.	240	10,046
Fifth Third Bancorp	430	6,007
M&T Bank Corp.	130	9,149
		25,202

Steel Pipe & Tubes - 0.65%
Allegheny Technologies, Inc.	130	6,148

Telephone Communications (No Radiotelephone) - 2.25%
Embarq Corp.	240	10,985
Windstream Corp.	870	10,370
		21,355

Television Broadcasting Stations - 0.71%
CBS Corp. - Class B	410	6,708

Water Transportation - 1.13%
Carnival Corp.	290	10,713

TOTAL COMMON STOCKS (Cost $1,138,712)		953,928

Money Market Securities - 0.57%
Huntington Money Market Fund - Trust Shares, 1.44% (c)	5,388	5,388

TOTAL MONEY MARKET SECURITIES (Cost $5,388)		5,388

TOTAL INVESTMENTS (Cost $1,144,100) - 100.91%		959,316

Liabilities in excess of other assets - (0.91)%		(8,613)

TOTAL NET ASSETS - 100.00%		$ 950,703

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at July 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Tax Related
Unrealized appreciation	$ 19,151
Unrealized depreciation	(203,935)
Net unrealized depreciation	$ (184,784)

Aggregate cost of securities for income tax purposes	$ 1,144,100

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments
July 31, 2008
(Unaudited)

Common Stocks - 93.61%	Shares	Value

Accident & Health Insurance - 1.82%
PartnerRe Ltd.	60	$ 4,219
Reinsurance Group of America, Inc.	110	5,467
		9,686

Cable & Other Pay Television Services - 0.92%
Liberty Media Corp. - Capital Group - Class A (a)	60	932
Liberty Media Corp. - Entertainment Group - Class A (a)	160	3,939
		4,871

Carpets & Rugs - 0.67%
Mohawk Industries, Inc. (a)	60	3,538

Computer & Office Equipment - 0.92%
Lexmark International, Inc. - Class A (a)	140	4,911

Crude Petroleum & Natural Gas - 4.66%
Chesapeake Energy Corp.	120	6,018
Cimarex Energy Co.	120	6,253
St. Mary Land & Exploration Co.	120	5,107
Unit Corp. (a)	110	7,430
		24,808

Cutlery, Handtools & General Hardware - 1.00%
Stanley Works (The)	120	5,338

Deep Sea Foreign Transportation of Freight - 1.98%
Overseas Shipholding Group, Inc.	70	5,512
SEACOR Holdings, Inc. (a)	60	5,020
		10,532

Drilling Oil & Gas Wells - 5.59%
ENSCO International, Inc.	80	5,531
Helmerich & Payne, Inc.	120	7,096
Hercules Offshore, Inc. (a)	210	5,244
Patterson-UTI Energy, Inc.	250	7,105
Rowan Companies, Inc.	120	4,776
		29,752

Electronic Components & Accessories - 0.94%
Vishay Intertechnology, Inc. (a)	560	5,023

Finance Lessors - 1.46%
American Capital Ltd.	140	2,845
Apollo Investment Corp.	310	4,938
		7,783

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 93.61% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 9.47%
American Financial Group, Inc.	210	$ 6,084
Arch Capital Group, Ltd. (a)	70	4,881
CNA Financial Corp.	140	3,737
Everest Re Group, Ltd.	50	4,090
Hanover Insurance Group, Inc.	120	5,150
HCC Insurance Holdings, Inc.	180	4,077
Philadelphia Consolidated Holding Corp. (a)	130	7,598
SAFECO Corp.	80	5,293
Transatlantic Holdings, Inc.	70	4,056
W.R. Berkley Corp.	230	5,433
		50,399

Hotels & Motels - 0.81%
Wyndham Worldwide Corp.	240	4,306

Household Appliances - 1.14%
Whirlpool Corp.	80	6,056

Industrial Trucks, Tractors, Trailors & Stackers - 0.80%
Terex Corp. (a)	90	4,260

Life Insurance - 3.26%
Genworth Financial, Inc. - Class A	200	3,194
Lincoln National Corp.	90	4,293
Nationwide Financial Services, Inc. - Class A	120	5,562
Protective Life Corp.	120	4,315
		17,364

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.87%
Phillips-Van Heusen Corp.	130	4,602

Metal Cans - 1.01%
Ball Corp.	120	5,350

Metalworking Machinery & Equipment - 0.79%
Black & Decker Corp.	70	4,201

Millwood, Veneer, Plywood, & Structural Wood Members - 1.12%
Masco Corp.	360	5,936

Miscellaneous Publishing - 0.08%
Idearc, Inc.	310	406

Motorcycles, Bicycles & Parts - 0.85%
Harley-Davidson, Inc.	120	4,541

Motor Vehicle Parts & Accessories - 0.87%
TRW Automotive Holdings Corp. (a)	250	4,638

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 93.61% - continued	Shares	Value

National Commercial Banks - 4.34%
BB&T Corp.	160	$ 4,483
Comerica, Inc.	120	3,446
KeyCorp	220	2,321
Marshall & Ilsley Corp.	199	3,025
Regions Financial Corp.	305	2,891
TCF Financial Corp.	270	3,443
Zions Bancorporation	120	3,512
		23,121

Newspapers: Publishing or Publishing & Printing - 0.51%
Gannett Co., Inc.	150	2,718

Oil & Gas Field Services - 2.32%
BJ Services Co.	210	6,174
Superior Energy Services, Inc. (a)	130	6,166
		12,340

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.96%
RPM International, Inc.	250	5,125

Personal Credit Institutions - 1.75%
Discover Financial Services	330	4,835
SLM Corp. (a)	260	4,454
		9,289

Petroleum Refining - 2.57%
Frontier Oil Corp.	240	4,380
Holly Corp.	140	4,001
Sunoco, Inc.	70	2,843
Tesoro Corp.	160	2,470
		13,694

Pharmaceutical Preparations - 1.20%
Forest Laboratories, Inc. (a)	180	6,392

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.90%
Eastman Chemical Co.	80	4,797

Plastics, Foil & Coated Paper Bags - 0.87%
Celanese Corp. - Class A	120	4,624

Primary Production of Aluminum - 0.89%
Century Aluminum Co. (a)	80	4,754

Public Building & Related Furniture - 0.51%
Lear Corp. (a)	190	2,738

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 93.61% - continued	Shares	Value

Railroad Equipment - 1.34%
Trinity Industries, Inc.	190	$ 7,152

Real Estate Agents & Managers (For Others) - 0.63%
Jones Lang LaSalle, Inc.	70	3,335

Retail - Auto Dealers & Gasoline Stations - 0.72%
AutoNation, Inc. (a)	370	3,818

Retail - Building Materials, Hardware, Garden Supply - 1.10%
Sherwin-Williams Co. (The)	110	5,857

Retail - Department Stores - 1.65%
Kohl's Corp. (a)	120	5,029
Macy's, Inc.	200	3,762
		8,791

Retail - Drug Stores and Proprietary Stores - 1.27%
Omnicare, Inc.	230	6,771

Retail - Eating Places - 2.00%
Brinker International, Inc.	260	4,781
Darden Restaurants, Inc.	180	5,863
		10,644

Retail - Family Clothing Stores - 1.52%
American Eagle Outfitters, Inc.	290	4,060
Nordstrom, Inc.	140	4,024
		8,084

Retail - Home Furniture, Furnishings & Equipment Stores - 0.94%
Bed Bath & Beyond, Inc. (a)	180	5,009

Retail - Variety Stores - 2.55%
Dollar Tree, Inc. (a)	200	7,500
Family Dollar Stores, Inc.	260	6,058
		13,558

Retail - Women's Clothing Stores - 0.90%
Limited Brands, Inc.	290	4,782

Savings Institution, Federally Chartered - 0.79%
Sovereign Bancorp, Inc. (a)	440	4,189

Semiconductors & Related Devices - 1.97%
Integrated Device Technology, Inc. (a)	500	5,010
ON Semiconductor Corp. (a)	580	5,446
		10,456

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 93.61% - continued	Shares	Value

Services - Auto Rental & Leasing (No Drivers) - 1.36%
Ryder System, Inc.	110	$ 7,256

Services - Help Supply Services - 0.81%
Manpower, Inc.	90	4,320

Special Industry Machinery - 1.05%
Lam Research Corp. (a)	170	5,591

State Commercial Banks - 1.93%
Capital One Financial Corp.	110	4,605
Colonial BancGroup, Inc. (The)	400	2,664
Popular, Inc.	440	3,023
		10,292

Steel Pipe & Tubes - 0.93%
Allegheny Technologies, Inc.	105	4,965

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.02%
Commercial Metals Co.	170	5,074
Nucor Corp.	80	4,578
United States Steel Corp.	40	6,414
		16,066

Surety Insurance - 1.02%
Old Republic International Corp.	330	3,465
XL Capital Ltd. - Class A	110	1,968
		5,433

Telephone Communications (No Radiotelephone) - 2.08%
Embarq Corp.	140	6,408
Windstream Corp.	390	4,649
		11,057

Water Transportation - 0.90%
Tidewater, Inc.	80	4,795

Wholesale - Chemicals & Allied Products - 0.86%
Ashland, Inc.	110	4,595

Wholesale - Computers & Peripheral Equipment & Software - 1.14%
Ingram Micro, Inc. - Class A (a)	330	6,082

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.15%
Anixter International, Inc. (a)	90	6,123

Wholesale - Electronic Parts & Equipment - 1.18%
Avnet, Inc. (a)	230	6,270

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 93.61% - continued	Shares	Value

Wholesale - Metals Service Centers & Offices - 0.95%
Reliance Steel & Aluminum Co.	80	$ 5,053

TOTAL COMMON STOCKS (Cost $567,897)		498,237

Real Estate Investment Trusts - 7.02%
Apartment Investment & Management Co. - Class A	140	4,784
Developers Diversified Realty Corp.	130	4,155
Duke Realty Corp.	200	4,946
General Growth Properties, Inc.	130	3,563
Hospitality Properties Trust	190	4,047
Host Hotels & Resorts, Inc.	300	3,933
Liberty Property Trust	180	6,552
Mack-Cali Realty Corp.	140	5,373

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $45,943)		37,353

Money Market Securities - 0.47%
Huntington Money Market Fund - Trust Shares, 1.44% (b)	2,483	2,483

TOTAL MONEY MARKET SECURITIES (Cost $2,483)		2,483

TOTAL INVESTMENTS (Cost $616,323) - 101.10%		538,073

Liabilities in excess of other assets - (1.10)%		(5,862)

TOTAL NET ASSETS - 100.00%		$ 532,211

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2008.

Tax Related
Unrealized appreciation	$ 21,943
Unrealized depreciation	(100,193)
Net unrealized depreciation	$ (78,250)

Aggregate cost of securities for income tax purposes	$ 616,323

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments
July 31, 2008
(Unaudited)

Common Stocks - 94.22%	Shares	Value

Agricultural Products - Livestock & Animal Specialties - 1.58%
Cal-Maine Foods, Inc.	190	$ 7,201

Air Courier Services - 0.39%
Air Transport Services Group, Inc. (a)	1,950	1,775

Air Transportation, Scheduled - 0.44%
Republic Airways Holdings, Inc. (a)	210	2,018

Biological Products, (No Diagnostic Substances) - 0.97%
Enzon Pharmaceuticals, Inc. (a)	540	4,417

Broadwoven Fabric Mills, Man Made Fiber & Silk - 1.01%
Xerium Technologies, Inc.	990	4,584

Computer Peripheral Equipment - 0.70%
Immersion Corp. (a)	450	3,172

Crude Petroleum & Natural Gas - 1.34%
Swift Energy Co. (a)	120	6,098

Drilling Oil & Gas Wells - 6.93%
Bronco Drilling Company, Inc. (a)	340	5,950
Grey Wolf, Inc. (a)	910	7,771
Parker Drilling Co. (a)	660	5,326
Pioneer Drilling Co. (a)	400	6,356
Union Drilling, Inc. (a)	320	6,163
		31,566

Electric Housewares & Fans - 1.40%
Helen of Troy Ltd. (a)	310	6,374

Electric Services - 1.13%
Portland General Electric Co.	220	5,168

Finance Services - 2.30%
Global Cash Access Holdings, Inc. (a)	880	5,271
MCG Capital Corp.	510	2,438
TICC Capital Corp.	540	2,781
		10,490

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 94.22% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 10.51%
Amerisafe, Inc. (a)	330	$ 5,996
Argo Group International Holdings, Ltd. (a)	120	4,085
EMC Insurance Group, Inc.	200	4,896
Employers Holdings, Inc.	300	5,346
RLI Corp.	100	5,462
Safety Insurance Group, Inc.	130	5,521
Seabright Insurance Holdings (a)	340	3,910
United America Indemnity, Ltd. - Class A (a)	300	3,909
United Fire & Casualty Co.	170	4,619
Zenith National Insurance Corp.	120	4,129
		47,873

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.97%
JAKKS Pacific, Inc. (a)	200	4,396

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 1.27%
EnPro Industries, Inc. (a)	160	5,762

Hotels & Motels - 0.82%
Sunstone Hotel Investors, Inc.	290	3,753

Industrial Trucks, Tractors, Trailors & Stackers - 1.33%
NACCO Industries, Inc. - Class A	60	6,060

Life Insurance - 3.43%
American Equity Investment Life Holding Co.	610	5,331
IPC Holdings, Ltd.	170	5,457
Presidential Life Corp.	300	4,812
		15,600

Machine Tools, Metal Cutting Types - 1.14%
Hardinge, Inc.	330	5,201

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.58%
Perry Ellis International, Inc. (a)	330	7,177

Metal Forgings & Stampings - 1.00%
Park-Ohio Holdings Corp. (a)	260	4,532

Miscellaneous Manufacturing Industries - 1.12%
Ceradyne, Inc. (a)	110	5,098

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 94.22% - continued	Shares	Value

Mortgage Bankers & Loan Correspondents - 1.23%
Ocwen Financial Corp. (a)	930	$ 5,617

National Commercial Banks - 1.38%
Community Bancorp (a)	560	2,694
Hanmi Financial Corp.	610	3,233
National Penn Bancshares, Inc.	26	349
		6,276

Newspapers: Publishing or Publishing & Printing - 0.17%
Sun-Times Media Group, Inc. - Class A (a)	2,640	792

Nonferrous Foundries (Castings) - 1.98%
Superior Essex, Inc. (a)	200	9,004

Oil & Gas Field Machinery & Equipment - 2.90%
GulfMark Offshore, Inc. (a)	110	5,520
Oil States International, Inc. (a)	140	7,683
		13,203

Oil & Gas Field Services - 3.37%
Allis-Chalmers Energy, Inc. (a)	340	5,226
Basic Energy Services, Inc. (a)	220	5,922
Cal Dive International, Inc. (a)	390	4,177
		15,325

Pharmaceutical Preparations - 3.08%
Emergent Biosolutions, Inc. (a)	880	11,854
Tiens Biotech Group (USA), Inc. (a)	2,150	2,150
		14,004

Poultry Slaughtering and Processing - 1.22%
Sanderson Farms, Inc.	140	5,564

Prefabricated Metal Buildings & Components - 1.40%
NCI Building Systems, Inc. (a)	170	6,368

Pulp Mills - 0.87%
Mercer International, Inc. (a)	640	3,981

Radio & TV Broadcasting & Communications Equipment - 1.13%
Arris Group, Inc. (a)	540	5,168

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 94.22% - continued	Shares	Value

Radiotelephone Communications - 0.96%
USA Mobility, Inc. (a)	540	$ 4,385

Real Estate Agents & Managers (For Others) - 1.80%
Bluegreen Corp. (a)	710	8,200

Retail - Auto Dealers & Gasoline Stations - 2.18%
Asbury Automotive Group, Inc.	340	3,369
Delek US Holdings, Inc.	480	3,835
Sonic Automotive, Inc. - Class A	270	2,719
		9,923

Retail - Grocery Stores - 1.01%
Winn-Dixie Stores, Inc. (a)	290	4,608

Retail - Miscellaneous Shopping Goods Stores - 0.67%
Books-A-Million, Inc.	500	3,050

Retail - Women's Clothing Stores - 2.75%
Cato Corp. - Class A	320	5,725
Dress Barn, Inc. (The) (a)	420	6,775
		12,500

Rolling, Drawing, & Extruding of Nonferrous Metals - 2.24%
Encore Wire Corp.	320	5,834
Mueller Industries, Inc.	170	4,364
		10,198

Services - Business Services - 0.74%
SAVVIS, Inc. (a)	210	3,387

Services - Computer Processing & Data Preparation - 1.40%
CSG Systems International, Inc. (a)	360	6,386

Services - Computer Programming, Data Processing, Etc. - 1.03%
United Online, Inc.	430	4,670

Services - Help Supply Services - 1.22%
Kforce, Inc. (a)	560	5,533

Services - Miscellaneous Health & Allied Services - 1.17%
American Dental Partners, Inc. (a)	520	5,309

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 94.22% - continued	Shares	Value

Services - Specialty Outpatient Facilities - 0.97%
HEALTHSOUTH Corp. (a)	270	$ 4,433

Short-Term Business Credit Institutions - 1.93%
ASTA Funding, Inc.	560	4,480
Nelnet, Inc. - Class A	400	4,312
		8,792

Special Industry Machinery - 1.56%
Asyst Technologies, Inc. (a)	1,640	7,101

State Commercial Banks - 5.99%
Center Financial Corp.	470	5,170
First Regional Bancorp (a)	430	2,154
Greene Bancshares, Inc.	260	3,583
Mercantile Bank Corp.	24	212
Royal Bancshares of Pennsylvania, Inc. - Class A	460	2,898
Taylor Capital Group, Inc.	280	1,935
W Holding Co., Inc.	4,300	3,440
Wilshire Bancorp, Inc.	640	7,885
		27,277

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.09%
Universal Stainless & Alloy Products, Inc. (a)	130	4,961

Sugar & Confectionery Products - 0.95%
Imperial Sugar Co.	310	4,334

Surety Insurance - 0.92%
NYMAGIC, Inc.	210	4,200

Truck & Bus Bodies - 0.83%
Miller Industries, Inc. (a)	440	3,784

Trucking (No Local) - 1.96%
Arkansas Best Corp.	240	8,914

Wholesale - Metals Service Centers & Offices - 0.76%
A.M. Castle & Co.	170	3,441

TOTAL COMMON STOCKS (Cost $492,239)		429,003

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 6.55%
Ashford Hospitality Trust	720	$ 2,858
First Industrial Realty Trust, Inc.	150	3,719
Gramercy Capital Corp.	270	1,825
Hersha Hospitality Trust	540	3,834
National Health Investors, Inc.	170	5,251
Pennsylvania Real Estate Investment Trust	170	3,131
Ramco-Gershenson Properties Trust	230	4,973
Winthrop Realty Trust	1,050	4,232

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $44,653)		29,823

Rights - 0.00%
Winthrop Realty Trust Rights, $4.27, expiring 05/12/2008	79	-

TOTAL RIGHTS (Cost $0)		-

Money Market Securities - 0.37%
Huntington Money Market Fund - Trust Shares, 1.44% (b)	1,670	1,670

TOTAL MONEY MARKET SECURITIES (Cost $1,670)		1,670

TOTAL INVESTMENTS (Cost $538,562) - 101.14%		460,496

Liabilities in excess of other assets - (1.14)%		(5,204)

TOTAL NET ASSETS - 100.00%		$ 455,292

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2008.

Tax Related
Unrealized appreciation	$ 38,233
Unrealized depreciation	(116,299)
Net unrealized depreciation	$ (78,066)

Aggregate cost of securities for income tax purposes	$ 538,562

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Related Notes to the Schedule of Investments
July 31, 2008
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008 the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Dreman Quantitative Funds
Related Notes to the Schedule of Investments - continued
July 31, 2008
(Unaudited)

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dreman Funds

By
/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 09/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 09/29/2008

By

/s/ William Murphy

     William Murphy, Treasurer

Date: 09/26/2008